Property and Equipment	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements
Property and Equipment

Property and equipment consist of the following:

	December 31,
	2010	2009

Furniture and fixtures	$38,764	$33,530
Computer equipment	64,305	57,344
Demonstration equipment	104,871	—
Office and lab equipment	216,248	194,429

	424,188	285,303
Less accumulated depreciation	276,277	265,920

	$147,911	$19,383